                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
                   (formerly The Travelers Insurance Company)

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                 -----------------------------------------------
                (formerly The Travelers Life and Annuity Company)

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

                            PREMIER ADVISERS ANNUITY
                           PREMIER ADVISERS II ANNUITY
                    PREMIER ADVISERS -- ASSETMANAGER ANNUITY
                          PREMIER ADVISERS III ANNUITY
                           PREMIER ADVISERS L ANNUITY


                             NOTICE OF SUBSTITUTION
                                 August 15, 2006


The proposed substitution of shares of the Variable Funding Options (one or more of which is available in your Contract) in the table below, about which we notified you earlier this year, will be completed on or around November 13, 2006:


EXISTING FUND                              REPLACEMENT FUND
---------------------------------------    -------------------------------------
Universal Institutional Funds, Inc. -    - Metropolitan Series Fund, Inc. -
Equity and Income Portfolio (Class II)     MFS Total Return Portfolio (Class F)

---------------------------------------    -------------------------------------
Universal Institutional Funds, Inc. -    - Metropolitan Series Fund, Inc. -
Global Franchise Portfolio (Class II)      Oppenheimer Global Equity Portfolio
                                           (Class B)
---------------------------------------    -------------------------------------
Universal Institutional Funds, Inc. -    - Met Investors Series Trust -
U.S. Real Estate Securities Portfolio      Neuberger Berman Real Estate
(Class I)                                  Portfolio (Class A)
---------------------------------------    -------------------------------------

We believe that the proposed substitutions are in the best interest of Contract Owners. The Replacement Fund has at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you.

It was determined not to proceed with the substitution of Class B shares of Janus Aggressive Growth Portfolio of the Met Investors Series Trust for Class II shares of Emerging Growth Portfolio of Van Kampen Life Investment Trust.

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action.

     - The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Fund unless you change your elections and transfer your Contract Value before the substitution takes place.

     - You may transfer amounts in your Contract among the variable Subaccounts and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     - If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your Contract Value in the Subaccount will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for each Replacement Fund as well as a notice of the actual date of the substitutions and confirmation of transfer.

Please contact us at 1-800-599-9460 if you have any questions.